Related Party Balances and Transactions (Details Narrative)			12 Months Ended
	Mar. 01, 2023 USD ($) integer	Jul. 13, 2021 USD ($) integer	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Due to Related Parties, Current			$ 3,791,711	$ 11,576
Rent Income			0	0	$ 111,317
Mr. Wangfeng Yan, and his affiliates
Due to Related Parties, Current				11,576
Tantech Bamboo [Member] | Represents the information pertaining to Zhejiang Nongmi Food Co., Ltd. ("Nongmi Food").
Production facilities square meters | integer		1,180
Monthly rent expense		$ 2,100
Rent Income			0	0	64,231
Tantech Bamboo [Member] | Represents the information pertaining to Zhejiang Nongmi Biotechnology Co., Ltd. ("Nongmi Biotechnology") .
Production facilities square meters | integer		1,914
Monthly rent expense		$ 5,300
Rent Income			0	0	28,149
Tantech Bamboo [Member] | Represents the information pertaining to Zhejiang Nongmi Ecological Technology Co., Ltd ("Nongmi Ecological")
Production facilities square meters | integer	479
Monthly rent expense	$ 1,700
Rent Income			$ 0	$ 0	$ 18,937